Income Taxes (Tables)	12 Months Ended
Dec. 31, 2013
Income Taxes [Abstract]
Schedule Of Provision For Income Taxes

	Years Ended December 31,
	2013	2012	2011
Current:
Federal	$(9,891)	$(13,854)	$(936)
State	5,839	3,172	(2,063)
	(4,052)	(10,682)	(2,999)
Deferred:
Federal	30,218	67,743	76,479
State	(3,476)	9,820	(4,369)
	26,742	77,563	72,110

Total tax expense	$22,690	$66,881	$69,111

Schedule Of Reasons For Differences Between Statutory Federal Income Tax Rate To Income Before Income Tax Expense

	Years Ended December 31,
	2013	2012	2011

Computed Federal tax expense at statutory rate	$79,689	$87,839	$73,778
Decrease in Federal tax expense related to repair tax accounting change	(57,467)	(28,948)	-
State income taxes, net of federal tax benefit	1,536	8,445	(4,180)
Increase in tax expense for depreciation expense to be recovered in future rates	295	361	551
Stock-based compensation	(421)	(386)	(355)
Deduction for Aqua America common dividends paid under employee benefit plan	(414)	(387)	(345)
Amortization of deferred investment tax credits	(420)	(420)	(340)
Other, net	(108)	377	2
Actual income tax expense	$22,690	$66,881	$69,111

Unrecognized Tax Benefits Table

Balance at January 1, 2013	$-
Additions based on tax position related to the current year	28,690
Balance at December 31, 2013	$28,690

Schedule Of Deferred Tax Assets And Liabilities

	December 31,
	2013	2012
Deferred tax assets:
Customers' advances for construction	$26,732	$26,820
Costs expensed for book not deducted for tax, principally accrued expenses	11,085	13,124
Utility plant acquisition adjustment basis differences	9,922	12,496
Post-retirement benefits	19,311	45,015
Tax loss carryfoward	128,688	111,452
Other	3,133	2,360
	198,871	211,267
Less valuation allowance	6,431	7,506
	192,440	203,761

Deferred tax liabilities:
Utility plant, principally due to depreciation and differences in the basis of fixed assets due to variation in tax and book accounting	881,007	772,006
Deferred taxes associated with the gross-up of revenues necessary to recover, in rates, the effect of temporary differences	112,307	66,361
Tax effect of regulatory asset for post-retirement benefits	19,311	45,015
Deferred investment tax credit	7,657	5,928
	1,020,282	889,310

Net deferred tax liability	$827,842	$685,549